Reverse Recapitalization (Details) - Schedule of Shares of Common Stock Issued	9 Months Ended
Dec. 31, 2023 shares
Schedule of Shares of Common Stock Issued [Abstract]
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Reverse Recapitalization	27,327,481
Common stock – issuance to IOAC shareholders	9,192,377
Shares issued to Mohan Ananda	2,738,172
Other vendors	3,617,333
Total	42,875,363